Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2005
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill amount			$ 14,500
Goodwill net amount	$ 14,500
Goodwill impairment loss	13,600	$ 0
Carrying value of goodwill	$ 13,600